September 7, 2012




VIA EDGAR LINK
Securities and Exchange Commission
100 F St. NE
Washington, D.C. 20549

	Re:	Symetra Separate Account SL (811-04909)


Dear Commissioners:

	On behalf of Symetra Life Insurance Company and the Symetra Separate Account SL, we hereby submit, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the Account's semiannual report for the period ending June 30, 2012 has been transmitted to contract owners accordingly.


	We incorporate by reference the following semiannual reports for the underlying funds:

		Filer/Entity:  AIM Variable Insurance Funds (Invesco Variable
				Insurance Funds)
		Registration No.:  811-07452
		CIK No.:  0000896435
		Accession No.:  0000950123-12-011179
		Date of Filing:  08/24/2012

		Filer/Entity: American Century Variable Portfolios Inc. Registration No.: 811-05188
		CIK No.:  0000814680
		Accession No.:  0001437749-12-008798
		Date of Filing: 08/23/12

		Filer/Entity: American Century Variable Portfolios II Inc. Registration No.: 811-10155
		CIK No.:  0001124155
		Accession No.:  0001437749-12-008796
		Date of Filing: 08/23/2012

		Filer/Entity:  Calvert Variable Products, Inc.
		Registration No.:  811-04000
		CIK No.:  0000743773
		Accession No.:  0000743773-12-000025
		Date of Filing: 09/06/2012

		Filer/Entity:  Calvert Variable Series Inc.
		Registration No.:  811-03591
		CIK No.:  0000708950
		Accession No.:  0000708950-12-000019
		Date of Filing: 09/06/2012

		Filer/Entity:  Dreyfus Investment Portfolios
		Registration No.:  811-08673
		CIK No.:  0001056707
		Accession No.:  0001056707-12-000041
		Date of Filing:  08/17/2012

		Filer/Entity: Dreyfus Socially Responsible Growth Fund Inc. Registration No.: 811-07044
		CIK No.:  0000890064
		Accession No.:  0000890064-12-000009
		Date of Filing: 08/17/2012

		Filer/Entity:  Dreyfus Stock Index Fund Inc.
		Registration No.:  811-05719
		CIK No.:  0000846800
		Accession No.:  0000846800-12-000016
		Date of Filing: 08/16/2012

		Filer/Entity:  Dreyfus Variable Investment Fund
		Registration No.:  811-05125
		CIK No.:  0000813383
		Accession No.:  0000813383-12-000119
		Date of Filing: 08/16/2012

		Filer/Entity:  DWS Variable Series I
		Registration No.:  811-04257
		CIK No.:  0000764797
		Accession No.:  0000088053-12-000867
		Date of Filing: 08/20/2012

		Filer/Entity:  DWS Variable Series II
		Registration No.:  811-05002
		CIK No.:  0000810573
		Accession No.:  0000088053-12-000868
		Date of Filing: 08/20/2012

		Filer/Entity:  Federated Insurance Series
		Registration No.:  811-08042
		CIK No.:  0000912577
		Accession No.:  0001318148-12-001399
		Date of Filing:  08/23/2012

		Filer/Entity: Financial Investors Variable Insurance Trust Registration No.: 811-21987
		CIK No.:  0001382990
		Accession No.:  0001193125-12-377121
		Date of Filing:  08/31/2012

		Filer/Entity:  Franklin Templeton Variable Insurance Products
				Trust
		Registration No.:  811-05583
		CIK No.: 0000837274
		Accession No.:  0001193125-12-375030
		Date of Filing:  08/30/2012

		Filer/Entity:  ING Investors Trust
		Registration No.:  811-05629
		CIK No.:  0000837276
		Accession No.:  0001193125-12-378919
		Date of Filing: 09/04/2012

		Filer/Entity:  JPMorgan Insurance Trust
		Registration No.:  811-07874
		CIK No.:  0000909221
		Accession No.:  0001193125-12-369124
		Date of Filing: 08/27/2012

		Filer/Entity: Neuberger Berman Advisers Management Trust Registration No: 811-04255
		CIK No.:  0000736913
		Accession No.:  0000894579-12-000258
		Date of Filing: 09/06/2012

		Filer/Entity:  Pioneer Variable Contracts Trust /MA/
		Registration No.:  811-08786
		CIK No.:  0000930709
		Accession No.:  0000078713-12-000066
		Date of Filing:  08/29/2012

		Filer/Entity:  PIMCO Variable Insurance Trust
		Registration No.:  811-08399
		CIK No.:  0001047304
		Accession No.:  0001193125-12-377647
		Date of Filing: 08/31/2012

		Filer/Entity:  Vanguard Variable Insurance Funds
		Registration No.:  811-05962
		CIK No.:  0000857490
		Accession No.:  0000932471-12-005355
		Date of Filing: 08/30/2012

		Filer/Entity:  Variable Insurance Products Fund
		Registration No.:  811-03329
		CIK No.:  0000356494
		Accession No.:  0000356494-12-000050
		Date of Filing: 08/17/2012

		Filer/Entity:  Variable Insurance Products Fund II
		Registration No.:  811-05511
		CIK No.:  0000831016
		Accession No.:  0000831016-12-000013
		Date of Filing: 08/17/2012

		Filer/Entity:  Variable Insurance Products III
		Registration No.:  811-07205
		CIK No.:  0000927384
		Accession No.:  0000878467-12-000056
		Date of Filing: 08/17/2012

		Filer/Entity:  Variable Insurance Products Fund V
		Registration No.:  811-05361
		CIK No.:  0000823535
		Accession No.:  0000878467-12-000077
		Date of Filing: 08/23/2012

		Filer Entity:  Wanger Advisors Trust
		Registration No.:  811-08748
		CIK No.:  0000929521
		Accession No.:  0001104659-12-060276
		Date of Filing: 08/27/2012

If you have any questions regarding this filing, please contact me at
(425) 256-5026.

				Sincerely,


				/s/Jacqueline M. Veneziani
				Jacqueline M. Veneziani
				Vice President and Associate General Counsel